Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Summary of employee option activity under the 2007 Plan

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2017	473,367	$4.58	5.10	$991
Granted	-	$-
Exercised	(132,808)	$4.40
Forfeited	(31,250)	$6.18

Outstanding at December 31, 2017	309,309	$4.38	3.97	$1,237

Exercisable at December 31, 2017	258,059	$3.84	3.45	$1,171

Schedule of options outstanding

Exercise price	Options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Options exercisable	Weighted average exercise price of exercisable options
In $
1.01-2	20,000	0.98	$1.12	20,000	$1.12
2.01-3	87,667	2.25	$2.31	87,667	$2.31
3.01-4	109,142	3.77	$4.00	109,142	$4.00
5.01-6	6,250	5.61	$6.00	-	$-
6.01-7	31,250	6.87	$6.89	-	$-
8.01-9	55,000	6.35	$8.01	41,250	$8.01

	309,309	3.97	$4.38	258,059	$3.84

Schedule of accumulated other comprehensive income (loss)

	December 31,
	2015	2016	2017

Accumulated realized and unrealized gain (loss) on available-for-sale securities, net	$35	$40	$(58)
Accumulated foreign currency translation adjustments	(6,756)	(7,494)	115
Accumulated unrealized gain on derivative instruments, net	26	26	26

Total other comprehensive income (loss)	$(6,695)	$(7,428)	$83